Accounts Receivable, Net (Details) - Schedule of allowance for doubtful accounts - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Schedule of allowance for doubtful accounts [Abstract]
Beginning balance	$ 639,991	$ 517,754
Additions		93,907
Bad debt recovery	(225,660)
Foreign currency translation adjustments	32,196	28,330
Ending balance	$ 446,527	$ 639,991